SHARE CAPITAL AND SHARE-BASED PAYMENTS - Narrative (Details) $ / shares in Units, $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) $ / shares $ / shares	Dec. 31, 2019 USD ($)	Dec. 31, 2019 USD ($) $ / shares	Dec. 31, 2020 CAD ($) $ / shares	Dec. 31, 2019 CAD ($) $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maximum percentage of options authorized to be issued through incentive plan	6.50%
Maximum term options granted	7 years
Percentage of incentive stock options to issued and outstanding common share capital	0.60%	1.50%	1.50%	0.60%	1.50%
Aggregate intrinsic value of vested share options	$ 9,300	$ 17,800	$ 17,800
Weighted average fair value of stock options granted (C$ per share)				$ 8.32	$ 6.22
Weighted average share price at date of exercise of stock options (C$ per share) | $ / shares	$ 26.03		$ 18.37
Current liabilities from share-based payment transactions	$ 30,050	19,538	$ 19,538
Transfer of equity-settled PSUs		1,356
Stock options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	3 years
Deferred Share Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of other equity instruments automatically redeemed by director	50.00%
Other equity instruments automatically redeemed, eligible director ceases to be a director, following period	3 months
Other equity instruments automatically redeemed, eligible director ceases to be a director, earlier of and following period	15 months
Weighted average fair value at grant date (C$ per unit)				$ 26.03	$ 17.90
Weighted average fair value, replacement units (C$ per unit) | $ / shares	$ 29.63
Weighted average fair value (C$ per unit) | $ / shares				$ 25.56	$ 24.99
Liabilities from share-based payment transactions	$ 15,000	11,800	$ 11,800
Restricted Share Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	3 years
Weighted average fair value at grant date (C$ per unit)				$ 29.34	$ 18.14
Weighted average fair value, replacement units (C$ per unit) | $ / shares	$ 29.29
Weighted average fair value (C$ per unit) | $ / shares				$ 25.56	$ 24.99
Liabilities from share-based payment transactions	$ 6,500
Fair value of units settled (C$ per unit) | $ / shares	$ 26.02		$ 17.67
Current liabilities from share-based payment transactions	$ 2,300
Liabilities from share-based payment transactions, equity reserve	$ 500	4,000	$ 4,000
Performance Share Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	3 years
Weighted average fair value at grant date (C$ per unit)				$ 21.83	$ 15.22
Weighted average fair value, replacement units (C$ per unit) | $ / shares	$ 42.14
Weighted average fair value (C$ per unit) | $ / shares				$ 27.14	$ 39.60
Liabilities from share-based payment transactions	$ 7,800	3,700	$ 3,700
Fair value of units settled (C$ per unit) | $ / shares	$ 27.33		$ 23.43
Current liabilities from share-based payment transactions	$ 12,800
Liabilities from share-based payment transactions, equity reserve	$ 1,300	3,600	$ 3,600
Transfer of equity-settled PSUs		1,800
Transfer of equity settled, PSU, net		1,300
Transfer of equity settled, PSU, reclassification		$ 400	$ 400
Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price, share options granted (C$ per share) | $ / shares	$ 24.99		$ 16.50
Minimum | Performance Share Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting rights, percentage	0.00%
Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price, share options granted (C$ per share) | $ / shares	$ 29.09		$ 17.63
Maximum | Stock options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	7 years
Maximum | Performance Share Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting rights, percentage	200.00%